Janus Henderson Global Technology and Innovation Portfolio Performance Management - Service Shares [Member] - Janus Henderson Global Technology and Innovation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance information
Performance Narrative [Text Block]	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. Total return figures include the effect of the Portfolio’s expenses, but do not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Portfolio. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.The Portfolio’s past performance does not necessarily indicate how it will perform in the future.Updated performance information is available at janushenderson.com/VITperformance or by calling 1-877-335-2687.
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. Total return figures include the effect of the Portfolio’s expenses, but do not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Portfolio. All figures assume reinvestment of dividends and distributions.
Bar Chart [Heading]	Annual Total Returns for Service Shares (calendar year-end)
Bar Chart Closing [Text Block]	Best Quarter:2nd Quarter 202032.98%Worst Quarter:2nd Quarter 2022– 26.02%
Performance Table Heading	Average Annual Total Returns (periods ended 12/31/25)
Performance Table Narrative	The Portfolio’s broad-based benchmark index is the S&P 500 Index. The Portfolio’s additional benchmark index is the MSCI All Country World Information Technology Index. The indices are described below. •The S&P 500 Index is a commonly recognized, market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance. •The MSCI All Country World Information Technology Index is a capitalization-weighted index that measures the performance of information technology securities from developed market countries and emerging market countries.
Performance Table Closing [Text Block]	Updated performance information is available at janushenderson.com/VITperformance or by calling 1-877-335-2687.
Performance Availability Website Address [Text]	janushenderson.com/VITperformance
Performance Availability Phone [Text]	1-877-335-2687
Service Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	32.98%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(26.02%)
Lowest Quarterly Return, Date	Jun. 30, 2022